Regulatory Requirements and Restrictions - Additional Information (Detail)	Jan. 01, 2019	Jan. 01, 2016	Jan. 01, 2015	Jul. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio			6.00%	4.00%
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio			8.00%
Leverage Ratio (Total Assets), Minimum Capital Requirement Ratio			4.00%
Initial Capital Requirement Phase-In Period			4 years
New Capital Conservation Buffer Requirement (to Risk Weighted Assets), Ratio		0.625%
Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio			4.50%
Scenario, Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	8.50%
Total Risk Based Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	10.50%
Leverage Ratio (Total Assets), Minimum Capital Requirement Ratio	4.00%
New Capital Conservation Buffer Requirement (to Risk Weighted Assets), Ratio	2.50%
Scenario, Forecast | Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (to Risk Weighted Assets), Minimum Capital Requirement Ratio	7.00%